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Allison M Fumai Partner allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

July 13, 2015

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	John Hancock Exchange-Traded Fund Trust Securities Act of 1933 File No. 333-183173

Investment Company Act of 1940 File No. 811-22733

Ladies and Gentlemen:

Enclosed for filing on behalf of John Hancock Exchange-Traded Fund Trust (“Trust”), an open-end management investment company, is pre-effective amendment no. 2 to the Trust’s initial registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A (“Registration Statement”), in electronic format. This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the Securities and Exchange Commission staff in connection with its review of the Registration Statement; (iii) adding four new “sector” exchange-traded funds to the Registration Statement; and (iv) making certain other changes to the Prospectuses and Statement of Additional Information for the Trust.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Christopher P. Harvey at 617.728.7167.

Sincerely,

/s/ Allison M. Fumai

Allison M. Fumai